Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Class B common stock conversion, number of shares	3,234,939	2,566,990	2,572,536
Anti-dilutive stock options excluded from earnings per share	190,462	40,529	19,722